TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
Revenues from mining operations

	Year Ended December 31,

	2013	2012	2011

Revenues from mining operations:

Gold	$1,500,354	$1,712,665	$1,563,760

Silver	100,895	140,221	171,725

Zinc	16,685	45,797	70,522

Copper	20,653	19,019	14,451

Lead(i)	(181)	12	1,341

	$1,638,406	$1,917,714	$1,821,799

Note:

(i)
In 2013, lead revenues of $0.9 million were nettled against lead concentrate direct fees of $1.1 million. Revenues from other metals contained in lead concentrate are included in their respective categories in the above table.